CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingent liabilities
Contingent liabilities	£ 2,900	£ 2,340
Acceptances and endorsements
Contingent liabilities
Contingent liabilities	58	21
Other items serving as direct credit substitutes
Contingent liabilities
Contingent liabilities	781	433
Performance bonds, including letters of credit, and other transaction-related contingencies
Contingent liabilities
Contingent liabilities	2,061	1,886
Other contingent liabilities
Contingent liabilities
Contingent liabilities	£ 2,842	£ 2,319